Stock Options	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Options

NOTE 7 - Stock Options

The Company measures share-based compensation cost on the grant date, based on the fair value of the award, and recognizes the expense on a straight-line basis over the requisite service period for awards expected to vest. The Company estimates the grant date fair value of stock options using a Black-Scholes valuation model. A summary of the Company’s stock option activity for the nine months ended May 31, 2024 and 2023 and related information follows:

	Three Months Ended May 31, 2024	Nine Months Ended May 31, 2024	Nine Months Ended May 31, 2023
Expected dividend yield		—	—
Expected stock price volatility	332%	332% - 452%	—
Risk-free interest rate	4.60%	4.46% - 4.60%	—
Expected term (in years) (simplified method)	3.00	2.5 – 3.0	—
Exercise price	$0.33	$0.33 – $4.87	—
Weighted-average grant date fair-value	$0.33	$0.43	—

A summary of the Company’s stock option activity for the nine months ended May 31, 2024 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2023	4,207,400	3.04
Grants	1,250,000	0.33
Forfeitures and cancellations	(24,400)	3.54
Outstanding at May 31, 2024	5,433,000	2.41	4.63	12,500
Exercisable at May 31, 2024	4,808,000	2.68	4.60	6,250

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on May 31, 2024. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock.  The closing stock price was $0.34 on May 31, 2024 and all but 1,250,000 outstanding options have an exercise price above $0.34 per share. As a result, as of May 31, 2024, there is $12,500 and $6,250 of intrinsic value in the Company’s outstanding stock options and vested options, respectively.

Three and Nine Months Ended May 31, 2024

Modification – On February 5, 2024, the Board granted replacement options with a five (5) year life in amounts equal to and on substantially the same terms as certain previous grants totaling 3,623,000 options, including 1) 90,000 options with a strike price of $4.87; 2) 1,033,000 options with a strike price of $3.54; and 3) 2,500,000 options with a strike price of $2.60 (collectively, the “New Grant”). The New Grant was issued to replace grants issued in prior years (the "Old Grant"), and extend their expiration by five (5) years, as additional consideration for the September 1, 2023 Consulting Agreement entered into between the Company, Vector Asset Management, Inc., and Jatinder S. Bhogal. The exercise price of the New Grant is identical to the Old Grant. The intent of the Company was to reinstate and extend the Old Grant. However, because the original stock plan expired, in order to extend the Old Grant, the Company needed to issue the New Grant. The Company accounted for the New Grant as a modification based on the substance of the issuance. The difference in the fair value, as calculated using the Black-Scholes Model, was $26,750 which was recorded to selling, general and administrative expense.

Grants - On April 8, 2024, the Company’s Board granted 1,250,000 options to its officers and directors, with an exercise price of $0.33, five (5) year term and vesting as to 50% of the options on the date of grant and the remaining 50% on the twelve-month anniversary from the date of grant.

Forfeitures and cancellations – These totaled 24,400 and included 1) 23,400 options owned by a prior Director that expired unexercised; and 2) 1,000 options owned by a prior consultant that expired unexercised.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the three and nine months ended May 31, 2024 and 2023:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2024	2023	2024	2023
Stock compensation expense:
Selling, general and administrative	$279,198	$24,023	$349,843	$118,855
Research and development	705	705	2,115	15,800
Total	$279,903	$24,728	$351,958	$134,655

As of May 31, 2024, the Company had $154,688 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 0.75 years.

The following table summarizes information about stock options outstanding and exercisable at May 31, 2024:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
0.33	1,250,000	4.86	0.33	625,000	4.86	0.33
2.32	153,000	5.36	2.32	153,000	5.36	2.32
2.60	2,500,000	4.69	2.60	2,500,000	4.69	2.60
3.42	50,000	2.39	3.42	50,000	2.39	3.42
3.46	35,000	1.60	3.46	35,000	1.60	3.46
3.54	1,225,000	4.13	3.54	1,225,000	4.13	3.54
4.87	110,000	4.47	4.87	110,000	4.47	4.87
6.21	110,000	7.41	6.21	110,000	7.41	6.21
Total	5,433,000	4.63	2.41	4,808,000	4.60	2.68

NOTE 6 - Stock Options

The Company measures share-based compensation cost on the grant date, based on the fair value of the award, and recognizes the expense on a straight-line basis over the requisite service period for awards expected to vest. The Company estimated the grant date fair value of stock options using a Black-Scholes valuation model using the following weighted-average assumptions:

	Years Ended August 31,
	2023	2022
Expected dividend yield	—	—
Expected stock price volatility	—	103.31%
Risk-free interest rate	—	1.16%
Expected term (in years)(simplified method)	—	5.75
Exercise price	—	$6.21
Weighted-average grant date fair-value	—	$4.92

A summary of the Company’s stock option activity for the years ended August 31, 2023 and 2022 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2021	6,740,400	3.97
Grants	140,000	6.21
Forfeitures and cancellations	(119,000)	4.28
Outstanding at August 31, 2022	6,761,400	4.01
Forfeitures and cancellations	(2,554,000)	5.60
Outstanding at August 31, 2023	4,207,400	3.04	3.80	—
Exercisable at August 31, 2023	4,165,700	3.03	3.81	—

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2023. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $0.03 on August 31, 2023 and no outstanding options have an exercise price below $0.03 per share, as of August 31, 2023, there is no intrinsic value in the Company’s outstanding, and vested stock options.

Year Ended August 31, 2023

Forfeitures and cancellations - totaled 2,554,000 options, including the expiration of 2,500,000, three (3) year, fully vested stock options granted on August 31, 2020 to Mr. John Rhee, former CEO and Chairman; and the cancellation of 54,000 options which expired unexercised.

Year Ended August 31, 2022

Grants - On October 27, 2021, the Company’s Board granted 140,000 options to its officers and directors, with an exercise price of $6.21, exercisable on a cashless basis any time prior to the Company’s listing of any of its securities for trading on a national stock exchange, ten-year term and vesting as to 50% of the options on the six-month anniversary of the date of grant and as to the remaining 50% of the options on the twelve-month anniversary from the date of grant.

Forfeitures and cancellations - totaled 119,000 options, including the forfeiture of 83,600 unvested stock options as a result of certain director resignations from the Board, and the cancellation of 35,400 options which expired unexercised.

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations and Comprehensive Loss for the years ended August 31, 2023 and 2022:

	Years Ended August 31,
Stock compensation expense:	2023	2022
Selling, general and administrative	$142,877	$939,232
Research and development	16,505	84,930
Total	$159,382	$1,024,162

As of August 31, 2023, the Company had $68,945 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 1.00 year.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2023:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
2.32	153,000	6.11	2.32	153,000	6.11	2.32
2.60	2,500,000	2.84	2.60	2,500,000	2.84	2.60
3.42	50,000	3.14	3.42	37,500	3.14	3.42
3.46	35,000	2.35	3.46	35,000	2.35	3.46
3.54	1,249,400	5.09	3.54	1,220,200	5.16	3.54
4.87	110,000	4.23	4.87	110,000	4.23	4.87
6.21	110,000	8.16	6.21	110,000	8.16	6.21
Total	4,207,400	3.80	3.04	4,165,700	3.81	3.03